Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 1,014,591	$ 4,525,352
Accounts receivable, net	9,201,245	6,758,162
Accounts receivable-related parties, net	91,371	351,472
Advances to suppliers	5,851,381	6,435,899
Prepaid expenses		67,132
Inventories, net	356,358	526,658
Other current assets	1,554,488	1,063,576
Current assets from discontinued operations	1,326,265	11,851,842
TOTAL CURRENT ASSETS	19,395,699	31,580,093
Property, equipment and software, net	7,833,902	11,954,430
Right-of-use assets	48,786	162,247
Long-term investments	95,966	510,040
Goodwill	58,922
Other assets, non-current, net	1,775,540	2,948,681
TOTAL ASSETS	29,208,815	47,155,491
CURRENT LIABILITIES
Short-term bank loans	7,203,762	7,792,125
Accounts payable	2,287,244	8,381,000
Advances from customers	622,581	458,158
Advances from customers-related parties	94,832	121,059
Amounts due to related parties	3,338,882	3,145,260
Accrued payroll and benefits	411,995	241,379
Other payables and accrued expenses	4,996,344	4,770,473
Income tax payable	60,054	379,925
Lease liability-current	29,373	67,187
Other current liability	149,148
Current liabilities from discontinued operations	377,539	2,371,826
TOTAL CURRENT LIABILITIES	19,571,754	27,728,392
Lease liability	20,369	176,600
TOTAL LIABILITIES	19,592,123	27,904,992
EQUITY
Ordinary shares, 2022 and 2021: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2022: 15,600,789 shares; 2021: 15,513,605 shares;	161,404,797	161,098,010
Additional paid-in capital	22,447,083	22,447,083
Reserve	10,209,086	14,044,269
Accumulated deficit	(208,054,607)	(202,137,403)
Accumulated other comprehensive income	23,610,333	23,800,299
Total equity of the Company	9,616,692	19,252,258
Non-controlling interest		(1,759)
TOTAL EQUITY	9,616,692	19,250,499
TOTAL LIABILITIES AND EQUITY	$ 29,208,815	$ 47,155,491